Property and equipment, net (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Property and equipment, net [Line Items]
Land	₩ 2,219,227	₩ 1,815,112
Buildings	810,761	790,449
Right-of-use assets	590,417	1,112,796
Others	369,292	364,971
Acquisition cost
Disclosure of Property and equipment, net [Line Items]
Land	2,219,227	1,815,112
Buildings	1,230,187	1,167,514
Right-of-use assets	1,016,183	1,357,206
Others	2,197,485	2,130,805
Accumulated depreciation
Disclosure of Property and equipment, net [Line Items]
Land	0	0
Buildings	(419,426)	(377,065)
Right-of-use assets	(425,766)	(244,410)
Others	₩ (1,828,193)	₩ (1,765,834)